Consolidated Condensed Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net income (Loss) per share Diluted	$ 0.77	$ (0.61)	$ (0.55)	$ (1.92)	$ 1.78
Weighted average number of shares outstanding Diluted	5,319,255	2,386,009	3,344,843	2,361,569	2,380,986